Borrowings and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings and Other Financing Arrangements [Abstract]
Schedule of Maturities of Long-Term Debt

The following table summarizes the Company’s stated debt maturities and future scheduled principal repayments for the Amended Senior Note as of December 31, 2024 (in thousands):

For the year ending December 31,	Amount
2025	$—
2026	—
2027	11,960
Total debt principal payments	11,960
Add: unamortized debt premium	$1,226
Total Amended Senior Notes	$13,186

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The following assumptions were used to calculate the fair value of the 2023 Convertible Notes as of December 31, 2023:

	Scenario 1	Scenario 2
Probability of each scenario(1)	90%	10%
Expected remaining term (years)(2)	0.5	0.76
Implied discount rate(3)	25.8%	25.8%
(1)	The probability of each scenario is based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(2)	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.

(3)	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.